Regulatory Capital Requirements (Details) $ in Thousands		Dec. 31, 2021 USD ($) Classification	Dec. 31, 2020 USD ($)
Trustco Bank [Member]
Compliance With Regulatory Capital Requirements Under Banking Regulations Information [Abstract]
Number of classifications for prompt corrective action regulations provide | Classification		5
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 570,594	$ 539,897
Common equity Tier 1 capital		570,594	539,897
Tier 1 risk-based capital		570,594	539,897
Total risk-based capital		$ 608,308	$ 576,257
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		0.09324	0.09378
Common equity Tier 1 capital, ratio		0.18954	0.18646
Tier 1 risk-based capital, ratio		0.18954	0.18646
Total risk-based capital, ratio		0.20206	0.19902
Leverage Ratios [Abstract]
Tier 1 leverage ratio, well capitalized	[1]	0.05000	0.05000
Tier 1 leverage ratio, minimum for capital adequacy plus capital conservation	[1],[2]	0.04000	0.04000
Common equity Tier 1 capital, well capitalized	[1]	0.06500	0.06500
Common equity Tier 1 capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.07000	0.07000
Tier 1 risk-based capital, well capitalized	[1]	0.08000	0.08000
Tier 1 risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.08500	0.08500
Total risk-based capital, well capitalized	[1]	0.10000	0.10000
Total risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.10500	0.10500
Common equity Tier 1 capital conservation buffer		0.0250	0.0250
Tier 1 risk based capital ratio, capital conservation buffer		0.0250	0.0250
Total risk based capital ratio, capital conservation buffer		0.0250	0.0250
TrustCo Bank Corp NY [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 588,427	$ 555,672
Common equity Tier 1 capital		588,427	555,672
Tier 1 risk-based capital		588,427	555,672
Total risk-based capital		$ 626,150	$ 592,040
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		0.09614	0.09650
Common equity Tier 1 capital, ratio		0.19541	0.19187
Tier 1 risk-based capital, ratio		0.19541	0.19187
Total risk-based capital, ratio		0.20794	0.20443
Leverage Ratios [Abstract]
Tier 1 leverage ratio, minimum for capital adequacy plus capital conservation	[1],[2]	0.04000	0.04000
Common equity Tier 1 capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.07000	0.07000
Tier 1 risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.08500	0.08500
Total risk-based capital, minimum for capital adequacy plus capital conservation	[1],[2]	0.10500	0.10500
Common equity Tier 1 capital conservation buffer		0.0250	0.0250
Tier 1 risk based capital ratio, capital conservation buffer		0.0250	0.0250
Total risk based capital ratio, capital conservation buffer		0.0250	0.0250

[1]	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
[2]	The December 31, 2021 and 2020 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent.